United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-10221

                           AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
SMALL-CAP VALUE
--------------------------------------------------------------------------------


AllianceBernstein Small Cap Value Fund


Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 14, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Small Cap Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations that are determined by Alliance to be undervalued using the fundamental value approach of Alliance's Bernstein unit. Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Fund may also invest in securities issued by non-U.S. companies.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 2500 Index, for the six- and 12-month periods ended May 31, 2003. For comparison to the small-cap value market, we have also included the Fund's performance versus the Russell 2500 Value Index.


INVESTMENT RESULTS*

Periods Ended May 31, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Small Cap Value Fund
   Class A                      9.37%              -6.29%
------------------------------------------------------------
   Class B                      8.99%              -6.98%
------------------------------------------------------------
   Class C                      9.00%              -6.99%
------------------------------------------------------------
Russell 2500 Index              9.54%              -6.10%
------------------------------------------------------------
Russell 2500 Value Index        9.93%              -5.79%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.40% for Class A, 2.10% for Class B, 2.10% for Class C and 1.10% for Advisor Class. This waiver extends through the Fund's current fiscal


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 1

year and additional one-year terms. Without this waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above.Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

The unmanaged Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap U.S. stocks. The unmanaged Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Value Fund.

Additional investment results appear on page 4.

For the six months ended May 31, 2003, the Fund delivered strong absolute returns, but rose in value slightly less than its benchmark, the Russell 2500 Index, and the Russell 2500 Value Index. The largest contributors to absolute returns were the Fund's holdings in producer durable stocks, such as the heavy-equipment manufacturer Terex, and homebuilders, such as Centex or Pulte Homes. Holdings in financial services, particularly banks, were also strong contributors. Relative to the Russell 2500 Value Index, the Fund's underperformance was accounted for by stock selection. Poor stock selection was concentrated in the consumer discretionary sector where Royal Caribbean, Reader's Digest and Jones Apparel Group fell in value.

For the year ended May 31, 2003, the Fund fell in value and underperformed slightly compared to both the Russell 2500 Index and the Russell 2500 Value Index. The principal drag on the Fund's absolute and relative return over this period was holdings in oil companies, such as Amerada Hess and Kerr-McGee Corporation, as well as investments in the consumer discretionary sector. Principal contributors were select technology investments, including Corning and Nortel Networks, and capital good manufacturers like Paccar and Eaton Corporation.

Market Overview and Investment Strategy

Although stocks were down over the past year, they staged an impressive recovery in the second quarter of 2003, bringing the Fund's six-month return positive. In this setting, value stocks, which usually trade at lower multiples of earnings and book value, did not perform as well as growth stocks or stocks in general. This performance pattern affected the returns of the Fund as the Fund typically invests in companies that sell at large discounts to stocks in general, and to value stock indices.

During the reporting period, we focused the Fund's investments in the financial services, capital equipment and technology sectors. The Fund's stock selection in the consumer discretionary sector was, as stated above, less than favorable.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $587.2
Average Market Capitalization ($mil): $2,066


SECTOR BREAKDOWN
    14.3%  Financial
    12.6%  Capital Equipment
    12.5%  Technology
    11.6%  Utilities
    11.0%  Non-Financial
    10.9%  Consumer Cyclicals                 [PIE CHART OMITTED]
     5.9%  Industrial Commodities
     5.5%  Energy
     5.1%  Consumer Growth
     3.1%  Consumer Staples
     1.3%  Services

     6.2%  Short-Term


HOLDING TYPE
    91.2%  Domestic Equity
     2.6%  Foreign Equity                     [PIE CHART OMITTED]

     6.2%  Short-Term


All data as of May 31, 2003. The Fund's sector breakdown and holding type are expressed as a percentage of total investments and may vary over time.

_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 3


INVESTMENT RESULTS

ANNUAL AVERAGE RETURNS AS OF MAY 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                 1 Year                   -6.29%                  -10.27%
        Since Inception*                  10.49%                    8.32%

Class B Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                 1 Year                   -6.98%                  -10.70%
        Since Inception*                   9.76%                    8.93%

Class C Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                 1 Year                   -6.99%                   -7.92%
        Since Inception*                   9.72%                    9.72%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                 Class A          Class B           Class C
                                 Shares           Shares            Shares
-------------------------------------------------------------------------------
                1 Year           -5.56%          -6.09%             -3.08%
       Since Inception*           8.05%           8.55%              9.35%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small- to mid- capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception date for all share classes: 3/29/01.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                                    Percent of
Company                                                  Value      Net Assets
_______________________________________________________________________________

Nortel Networks Corp. (Canada)                    $ 15,386,000             2.6%
-------------------------------------------------------------------------------
Centex Corp.                                        13,507,620             2.3
-------------------------------------------------------------------------------
Terex Corp.                                         12,425,000             2.1
-------------------------------------------------------------------------------
Pulte Corp.                                         12,330,920             2.1
-------------------------------------------------------------------------------
Harsco Corp.                                        12,206,100             2.1
-------------------------------------------------------------------------------
Peabody Energy Corp.                                11,661,750             2.0
-------------------------------------------------------------------------------
ADC Telecommunications, Inc.                        10,645,137             1.8
-------------------------------------------------------------------------------
PNM Resources, Inc.                                 10,620,000             1.8
-------------------------------------------------------------------------------
Adaptec, Inc.                                       10,616,000             1.8
-------------------------------------------------------------------------------
Hughes Supply, Inc.                                 10,432,350             1.8
-------------------------------------------------------------------------------
                                                  $119,830,877            20.4%


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 5


PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                  Shares          Value
-------------------------------------------------------------------------------
COMMON STOCKS-93.7%

Financial-14.3%
Major Regional Banks-5.4%
Hibernia Corp. Cl.A                                     384,000   $  7,415,040
Popular, Inc.                                           139,500      5,508,994
Silicon Valley Bancshares(a)                            215,000      5,420,150
UnionBanCal Corp.                                       180,000      7,605,000
Whitney Holding Corp.                                   163,500      5,557,365
                                                                  ------------
                                                                    31,506,549
                                                                  ------------
Multi-Line Insurance-0.6%
Health Net, Inc.(a)                                     119,500      3,617,265
                                                                  ------------
Property - Casualty Insurance-1.4%
PartnerRe, Ltd.                                         150,000      7,968,000
                                                                  ------------
Real Estate Investment Trust-3.6%
Avalonbay Communities, Inc.                             171,000      7,170,030
Felcor Lodging Trust, Inc.                              280,000      2,377,200
Mack-Cali Realty Corp.                                  124,750      4,287,658
Post Properties, Inc.                                   284,000      7,602,680
                                                                  ------------
                                                                    21,437,568
                                                                  ------------
Savings & Loan-3.3%
Commercial Federal Corp.                                190,000      4,269,300
Sovereign Bancorp, Inc.                                 550,000      8,976,000
Washington Federal, Inc.                                257,950      6,059,246
                                                                  ------------
                                                                    19,304,546
                                                                  ------------
                                                                    83,833,928
                                                                  ------------
Capital Equipment-12.6%
Auto & Truck Parts-5.3%
ArvinMeritor, Inc.                                      460,000      8,183,400
BorgWarner, Inc.                                        124,000      7,206,880
Modine Manufacturing Co.                                243,000      5,358,150
PACCAR, Inc.                                            155,000     10,271,850
                                                                  ------------
                                                                    31,020,280
                                                                  ------------
Electrical Equipment-1.7%
Cooper Industries, Ltd. Cl.A                            252,000     10,052,280
                                                                  ------------
Machinery-4.8%
Flowserve Corp.(a)                                       59,700      1,083,555
Kennametal, Inc.                                        243,000      8,206,110
Lincoln Electric Holdings, Inc.                         312,000      6,595,680
Terex Corp.(a)                                          700,000     12,425,000
                                                                  ------------
                                                                    28,310,345
                                                                  ------------
Miscellaneous Capital Goods-0.8%
Parker-Hannifin Corp.                                   120,000      4,851,600
                                                                  ------------
                                                                    74,234,505
                                                                  ------------


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


Company                                                  Shares          Value
-------------------------------------------------------------------------------
Technology-12.5%
Communication-Equip. Mfrs.-7.2%
ADC Telecommunications, Inc.(a)                       3,957,300   $ 10,645,137
Andrew Corp.(a)                                         800,000      7,952,000
Nortel Networks Corp. (Canada)(a)                     4,900,000     15,386,000
Tellabs, Inc.(a)                                      1,020,000      8,098,800
                                                                  ------------
                                                                    42,081,937
                                                                  ------------
Computer/Instrumentation-1.8%
Adaptec, Inc.(a)                                      1,327,000     10,616,000
                                                                  ------------
Miscellaneous Industrial Technology-1.9%
Arrow Electronics, Inc.(a)                              160,000      2,724,800
Avnet, Inc.(a)                                          170,000      2,312,000
Solectron Corp.(a)                                      816,800      3,267,200
Tech Data Corp.(a)                                      120,000      2,985,600
                                                                  ------------
                                                                    11,289,600
                                                                  ------------
Semiconductors-1.6%
KEMET Corp.(a)                                          928,000      9,372,800
                                                                  ------------
                                                                    73,360,337
                                                                  ------------
Utilities-11.5%
Electric Companies-10.3%
Constellation Energy Group, Inc.                        265,000      8,784,750
Northeast Utilities                                     540,000      8,726,400
OGE Energy Corp.                                        391,000      8,257,920
PNM Resources, Inc.                                     400,000     10,620,000
Puget Energy, Inc.                                      388,000      9,098,600
Reliant Resources, Inc.(a)                              784,500      5,256,150
Sierra Pacific Resources(a)                             460,100      2,484,540
WPS Resources Corp.                                     178,000      7,650,440
                                                                  ------------
                                                                    60,878,800
                                                                  ------------
Telephone-1.2%
Qwest Communications International, Inc.(a)           1,550,000      6,959,500
                                                                  ------------
                                                                    67,838,300
                                                                  ------------
Non-Financial-11.0%
Building Material-Heat/Plumbing/Air-1.8%
Hughes Supply, Inc.                                     291,000     10,432,350
                                                                  ------------
Cement-1.0%
Texas Industries, Inc.                                  260,000      5,748,600
                                                                  ------------
Home Building-4.4%
Centex Corp.                                            174,000     13,507,620
Pulte Corp.                                             188,000     12,330,920
                                                                  ------------
                                                                    25,838,540
                                                                  ------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 7


Company                                                  Shares          Value
-------------------------------------------------------------------------------
Miscellaneous Building-3.8%
Harsco Corp.                                            345,000   $ 12,206,100
Standard Pacific Corp.                                  300,000     10,314,000
                                                                  ------------
                                                                    22,520,100
                                                                  ------------
                                                                    64,539,590
                                                                  ------------
Consumer Cyclicals-10.9%
Apparel Manufacturing-1.5%
Jones Apparel Group, Inc.(a)                            232,000      6,811,520
V. F. Corp.                                              44,000      1,675,080
                                                                  ------------
                                                                     8,486,600
                                                                  ------------
Autos & Auto Parts-3.2%
American Axle & Manufacturing Holdings, Inc.(a)         222,700      5,567,500
Dana Corp.                                              290,100      2,584,791
Genuine Parts Co.                                        65,000      2,136,550
Group 1 Automotive, Inc.(a)                             300,000      8,760,000
                                                                  ------------
                                                                    19,048,841
                                                                  ------------
Hotel-Motel-1.2%
Park Place Entertainment Corp.                          940,000      7,162,800
                                                                  ------------
Miscellaneous Consumer Cyclicals-1.0%
Brunswick Corp.                                         263,000      5,772,850
                                                                  ------------
Retailers-4.0%
AutoNation, Inc.(a)                                     532,822      7,416,882
Federated Department Stores, Inc.(a)                    212,000      6,890,000
Foot Locker, Inc.                                       700,000      9,415,000
                                                                  ------------
                                                                    23,721,882
                                                                  ------------
                                                                    64,192,973
                                                                  ------------
Industrial Commodities-5.9%
Chemicals-3.5%
Crompton Corp.                                          846,000      6,048,900
Cytec Industries, Inc.(a)                               281,000      9,301,100
FMC Corp.(a)                                            261,600      5,438,664
                                                                  ------------
                                                                    20,788,664
                                                                  ------------
Miscellaneous Metals-1.3%
Reliance Steel & Aluminum Co.                           387,400      7,441,954
                                                                  ------------
Paper-1.1%
MeadWestvaco Corp.                                      219,800      5,503,792
Temple-Inland, Inc.                                      16,000        746,240
                                                                  ------------
                                                                     6,250,032
                                                                  ------------
                                                                    34,480,650
                                                                  ------------
Energy-5.5%
Coal-2.0%
Peabody Energy Corp.                                    355,000     11,661,750
                                                                  ------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                    (000)         Value
-------------------------------------------------------------------------------
Oils - Integrated Domestic-3.5%
Amerada Hess Corp.                                      109,000   $  5,341,000
Kerr-McGee Corp.                                        125,000      5,947,500
Valero Energy Corp.                                     245,650      9,211,875
                                                                  ------------
                                                                    20,500,375
                                                                  ------------
                                                                    32,162,125
                                                                  ------------
Consumer Growth-5.1%
Hospital Management-1.5%
Universal Health Services, Inc. Cl. B(a)                200,000      9,082,000
                                                                  ------------
Hospital Supplies-1.3%
Apogent Technologies, Inc.(a)                           385,800      7,361,064
                                                                  ------------
Publishing-2.3%
Deluxe Corp.                                            133,500      6,270,495
Reader's Digest Association, Inc. Cl.A                  546,000      7,076,160
                                                                  ------------
                                                                    13,346,655
                                                                  ------------
                                                                    29,789,719
                                                                  ------------
Consumer Staples-3.1%
Foods-2.4%
Corn Products International, Inc.                       284,000      8,786,960
Smithfield Foods, Inc.(a)                               260,000      5,457,400
                                                                  ------------
                                                                    14,244,360
                                                                  ------------
Retail - Food-0.7%
SUPERVALU, Inc.                                         190,000      3,771,500
                                                                  ------------
                                                                    18,015,860
                                                                  ------------
Services-1.3%
Miscellaneous Industrial Transportation-1.3%
SEACOR SMIT, Inc.(a)                                    200,000      7,798,000
                                                                  ------------
Total Common Stocks
   (cost $537,458,727)                                             550,245,987
                                                                  ------------
SHORT-TERM INVESTMENT-6.2%
Time Deposit-6.2%
State Street Euro Dollar
   0.75%, 6/02/03
   (cost $36,437,000)                                   $36,437     36,437,000
                                                                  ------------
Total Investments-99.9%
   (cost $573,895,727)                                             586,682,987
Other assets less liabilities-0.1%                                     561,929
                                                                  ------------
Net Assets-100%                                                   $587,244,916
                                                                  ============


(a)  Non-income producing security.

     See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 9


STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value (cost $573,895,727)          $ 586,682,987
Cash                                                                       890
Receivable for shares of beneficial interest sold                    1,215,924
Dividends and interest receivable                                      511,500
                                                                 -------------
Total assets                                                       588,411,301
                                                                 -------------

LIABILITIES
Payable for shares of beneficial interest redeemed                     331,799
Advisory fee payable                                                   278,997
Distribution fee payable                                               247,731
Accrued expenses and other liabilities                                 307,858
                                                                 -------------
Total liabilities                                                    1,166,385
                                                                 -------------
Net Assets                                                       $ 587,244,916
                                                                 =============

COMPOSITION OF NET ASSETS
Paid-in capital                                                  $ 569,757,625
Undistributed net investment income                                    196,650
Accumulated net realized gain on investment
   transactions                                                      4,503,381
Net unrealized appreciation of investments                          12,787,260
                                                                 -------------
                                                                 $ 587,244,916
                                                                 =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
   ($129,669,190/10,659,806 shares of beneficial interest
   issued and outstanding)                                              $12.16
Sales charge--4.25% of public offering price                               .54
                                                                        ------
Maximum offering price                                                  $12.70
                                                                        ======
Class B Shares
Net asset value and offering price per share
   ($178,807,326/14,758,913 shares of beneficial interest
   issued and outstanding)                                              $12.12
                                                                        ======
Class C Shares
Net asset value and offering price per share
   ($81,229,699/6,706,292 shares of beneficial interest
   issued and outstanding)                                              $12.11
                                                                        ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($197,538,701/16,215,119 shares of beneficial interest
   issued and outstanding)                                              $12.18
                                                                        ======


See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes
   withheld of $5,580)                             $ 4,797,223
Interest                                               105,102     $ 4,902,325
                                                   -----------
EXPENSES
Advisory fee                                         2,531,932
Distribution fee--Class A                              170,485
Distribution fee--Class B                              805,615
Distribution fee--Class C                              350,959
Transfer agency                                      1,025,792
Custodian                                               78,280
Printing                                                77,226
Administrative                                          68,000
Registration                                            49,741
Audit and legal                                         33,438
Trustees' fees                                           9,871
Miscellaneous                                            7,005
                                                   -----------
Total expenses                                       5,208,344
Less: expense offset arrangement
   (see Note B)                                           (380)
Less: expenses waived and reimbursed
   by the Adviser (see Note B)                      (1,095,780)
                                                   -----------
Net expenses                                                         4,112,184
                                                                   -----------
Net investment income                                                  790,141
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on investment
   transactions                                                      5,877,118
Net change in unrealized
   appreciation/depreciation
   of investments                                                   42,563,709
                                                                   -----------
Net gain on investment transactions                                 48,440,827
                                                                   -----------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                 $49,230,968
                                                                   ===========


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 11


STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months
                                                      Ended        Year Ended
                                                  May 31, 2003     November 30,
                                                   (unaudited)         2002
                                                 --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                             $    790,141    $  1,912,959
Net realized gain (loss) on investment
   transactions                                      5,877,118      (1,373,737)
Net change in unrealized
   appreciation/depreciation
   of investments                                   42,563,709     (35,169,888)
                                                  ------------    ------------
Net increase (decrease) in net assets from
   operations                                       49,230,968     (34,630,666)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
   Class A                                            (706,636)       (255,247)
   Class B                                                  -0-       (133,463)
   Class C                                                  -0-        (59,194)
   Advisor Class                                    (1,379,194)       (462,545)
Net realized gain on investment transactions
   Class A                                                  -0-       (286,961)
   Class B                                                  -0-       (480,449)
   Class C                                                  -0-       (213,060)
   Advisor Class                                            -0-       (396,467)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                        36,541,427     376,454,951
                                                  ------------    ------------
Total increase                                      83,686,565     339,536,899

NET ASSETS
Beginning of period                                503,558,351     164,021,452
                                                  ------------    ------------
End of period (including undistributed
   net investment income of $1,492,339
   at November 30, 2002.)                         $587,244,916    $503,558,351
                                                  ============    ============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Small Cap Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 13


Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as an adjustment to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the average daily net assets. Such fee is accrued daily and paid monthly.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 15


Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40%, 2.10%, 2.10% and 1.10% of the daily average net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2003, such reimbursement amounted to $1,027,780. Since inception of the Fund, such reimbursement for organization and offering expenses in the amount of $174,707 are subject to repayment in subsequent periods, but no later than March 27, 2004.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2003, the Adviser agreed to waive its fees. Such waiver amounted to $68,000.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $777,779 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $380 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $12,686 from the sale of Class A shares and $10,975, $194,417 and $18,766 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003 amounted to $434,768, of which $232,353 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


amount of $3,348,364 and $636,710 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                                    Purchases        Sales
                                                  ------------    ------------
Investment securities                             $ 82,609,988    $ 65,917,012
U.S. government securities                                  -0-             -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 64,570,952
Gross unrealized depreciation                                      (51,783,692)
                                                                  ------------
Net unrealized appreciation                                       $ 12,787,260
                                                                  ============


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 17


NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                                    2002            2001
                                                ------------    ------------
Distributions paid from:
   Ordinary income                              $  2,287,386    $         -0-
                                                ------------    ------------
Total taxable distributions                        2,287,386              -0-
                                                ------------    ------------
Total distributions paid                        $  2,287,386    $         -0-
                                                ------------    ------------

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $   1,492,339
                                                               -------------
Accumulated capital and other losses                              (1,364,431)(a)
                                                               -------------
Unrealized appreciation/(depreciation)                           (29,785,755)(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $ (29,657,847)
                                                               -------------

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $1,364,431, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               Shares                         Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
CLASS A
Shares sold           12,084,358    13,256,978   $ 126,383,565   $ 154,391,494
------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions       56,752        39,088         614,629         447,172
------------------------------------------------------------------------------
Shares converted
  from Class B            92,972       193,675       1,007,067       2,267,381
------------------------------------------------------------------------------
Shares redeemed      (11,681,365)   (6,450,308)   (120,992,728)    (69,540,178)
------------------------------------------------------------------------------
Net increase             552,717     7,039,433   $   7,012,533   $   7,565,869
==============================================================================


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            1,806,534    15,243,121   $  19,343,663   $ 186,139,867
------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions           -0-       41,175              -0-        471,462
------------------------------------------------------------------------------
Shares converted
  to Class A             (93,137)     (194,364)     (1,007,067)     (2,267,381)
------------------------------------------------------------------------------
Shares redeemed       (2,123,192)   (4,912,686)    (22,210,580)    (54,648,248)
------------------------------------------------------------------------------
Net increase
(decrease)              (409,795)   10,177,246   $  (3,873,984)  $ 129,695,700
==============================================================================

CLASS C
Shares sold            1,339,999     6,420,079   $  14,381,304   $  78,122,723
------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions           -0-       18,254              -0-        208,829
------------------------------------------------------------------------------
Shares redeemed         (974,607)   (2,345,650)    (10,314,209)    (26,585,037)
------------------------------------------------------------------------------
Net increase             365,392     4,092,683   $   4,067,095   $  51,746,515
==============================================================================

ADVISOR CLASS
Shares sold            3,142,796    10,972,420   $  33,604,246   $ 126,425,366
------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      122,496        71,033       1,327,856         813,330
------------------------------------------------------------------------------
Shares redeemed         (528,928)   (1,701,932)     (5,596,319)    (19,791,829)
------------------------------------------------------------------------------
Net increase           2,736,364     9,341,521   $  29,335,783   $ 107,446,867
==============================================================================

NOTE G

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 19


NOTE H
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                             Class A
                                              -------------------------------------
                                               Six Months      Year      March 29,
                                                 Ended        Ended     2001(a) to
                                             May 31, 2003  November 30, November 30,
                                              (unaudited)      2002         2001
                                              -----------  -----------  -----------
Net asset value, beginning of period             $11.19       $11.37       $10.00
                                                 ---------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                         .03          .10          .09
Net realized and unrealized gain (loss) on
   investment transactions                         1.01         (.11)        1.28
                                                  -----        -----        -----
Net increase (decrease) in net asset value
   from operations                                 1.04         (.01)        1.37
                                                 ---------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income               (.07)        (.08)          -0-
Distributions from net realized gain on
   investment transactions                           -0-        (.09)          -0-
                                                  -----        -----        -----
Total dividends and distributions                  (.07)        (.17)          -0-
                                                 ---------------------------------
Net asset value, end of period                   $12.16       $11.19       $11.37

TOTAL RETURN
Total investment return based on net
   asset value(d)                                  9.37%        (.12)%      13.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $129,669     $113,070      $34,883
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements         1.40%(e)     1.40%        1.53%(e)
   Expenses, before waivers/reimbursements         1.81%(e)     1.81%        2.41%(e)
   Net investment income(c)                         .53%(e)      .80%        1.29%(e)
Portfolio turnover rate                              14%          30%          15%



See footnote summary on page 24.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 21



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             Class B
                                              -------------------------------------
                                              Six Months       Year      March 29,
                                                 Ended        Ended      2001(a) to
                                             May 31, 2003  November 30, November 30,
                                              (unaudited)       2002        2001
                                              -----------  -----------  -----------
Net asset value, beginning of period             $11.12       $11.33       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)                 (.01)         .01          .04
Net realized and unrealized gain (loss) on
   investment transactions                         1.01         (.10)        1.29
                                                  -----        -----        -----
Net increase (decrease) in net asset value
   from operations                                 1.00         (.09)        1.33
                                                 ---------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                 -0-        (.03)          -0-
Distributions from net realized gain on
   investment transactions                           -0-        (.09)          -0-
                                                  -----        -----        -----
Total dividends and distributions                    -0-        (.12)          -0-
                                                 ---------------------------------
Net asset value, end of period                   $12.12       $11.12       $11.33

TOTAL RETURN
Total investment return based on net
   asset value(d)                                  8.99%        (.87)%      13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $178,807     $168,713      $56,538
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements         2.10%(e)     2.10%        2.23%(e)
   Expenses, before waivers/reimbursements         2.56%(e)     2.53%        3.10%(e)
   Net investment income (loss)(c)                 (.16)%(e)     .11%         .60%(e)
Portfolio turnover rate                              14%          30%          15%



See footnote summary on page 24.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                             Class C
                                              -------------------------------------
                                              Six Months       Year       March 29,
                                                 Ended        Ended       2001(a) to
                                             May 31, 2003   November 30, November 30,
                                              (unaudited)      2002         2001
                                              -----------  -----------  -----------
Net asset value, beginning of period             $11.11       $11.31       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)                 (.01)         .01          .04
Net realized and unrealized gain (loss) on
   investment transactions                         1.01         (.09)        1.27
                                                  -----        -----        -----
Net increase (decrease) in net asset value
   from operations                                 1.00         (.08)        1.31
                                                 ---------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                 -0-        (.03)          -0-
Distributions from net realized gain on
   investment transactions                           -0-        (.09)          -0-
                                                  -----        -----        -----
Total dividends and distributions                    -0-        (.12)          -0-
                                                 ---------------------------------
Net asset value, end of period                   $12.11       $11.11       $11.31

TOTAL RETURN
Total investment return based on net
   asset value(d)                                  9.00%        (.78)%      13.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $81,230      $70,467      $25,437

RATIO TO AVERAGE NET ASSETS OF:
   Expenses, net of waivers/reimbursements         2.10%(e)     2.10%        2.31%(e)
   Expenses, before waivers/reimbursements         2.53%(e)     2.51%        3.40%(e)
   Net investment income (loss)(c)                 (.16)%(e)     .11%         .50%(e)
Portfolio turnover rate                              14%          30%          15%



See footnote summary on page 24.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 23



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                         Advisor Class
                                              ------------------------------------
                                             Six Months       Year       March 29,
                                                Ended         Ended      2001(a) to
                                            May 31, 2003  November 30,  November 30,
                                             (unaudited)       2002         2001
                                              -----------  -----------  -----------
Net asset value, beginning of period             $11.23       $11.40       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                         .04          .13          .12
Net realized and unrealized gain (loss) on
   investment transactions                         1.01         (.10)        1.28
                                                  -----        -----        -----
Net increase in net asset value from operations    1.05          .03         1.40
                                                 ---------------------------------

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income               (.10)        (.11)          -0-
Distributions from net realized gain on
   investment transactions                           -0-        (.09)          -0-
                                                  -----        -----        -----
Total dividends and distributions                  (.10)        (.20)          -0-
                                                 ---------------------------------
Net asset value, end of period                   $12.18       $11.23       $11.40

TOTAL RETURN
Total investment return based on net
   asset value(d)                                  9.46%        (.18)%      14.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $197,539     $151,308      $47,164
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements         1.10%(e)     1.10%        1.12%(e)
   Expenses, before waivers/reimbursements         1.52%(e)     1.54%        2.01%(e)
   Net investment income(c)                         .83%(e)     1.10%        1.68%(e)
Portfolio turnover rate                              14%          30%          15%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Joseph G. Paul, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray LLP
One International Plaza
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Accountants

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 25


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio
Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
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Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


NOTES

NOTES

AllianceBernstein Small Cap Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVISCVSR0503



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003